Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Feb. 12, 2014	Mar. 31, 2014	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Fair value of shares issued	$ 1,665
Research and Development Expense [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued	189,393
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Fair value of shares issued	699
General and Administrative Expense [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued	79,545
General and Administrative Expense [Member] | Common Stock [Member] | Former Board of Director [Member]
Related Party Transaction [Line Items]
Common stock, shares issued		79,545
Fair value of shares issued		699	699
Receivables [Member]
Related Party Transaction [Line Items]
Invoiced consulting and other services	82		67	5	232	366
Payables [Member] | Legal Fees [Member]
Related Party Transaction [Line Items]
Invoiced consulting and other services	27				0	0
Payables [Member] | Consultant Fees [Member]
Related Party Transaction [Line Items]
Invoiced consulting and other services	0				14	0
Incept [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued		189,393
Incept [Member] | Research and Development Expense [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Fair value of shares issued		$ 1,665	$ 1,665